UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22474

Excelsior Private Markets Fund II (TE), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Market Fund II (TE), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2013, was 59.82%. The Fund has included the Company’s schedule of investments as of December 31, 2013, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 3, 2014.

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

December 31, 2013 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (67.06%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 12/2013	North America	$3,393,073
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	9,651,011
Apax VIII - B, L.P.	Primary	6/2013 - 12/2013	Europe	958,553
BC European Capital IX	Primary	3/2012 - 8/2013	Europe	1,270,308
Carlyle Partners III, L.P.	Secondary	4/2012 - 6/2012	North America	15,365
CVC European Equity Partners II, L.P.	Secondary	3/2012	Europe	343,195
Doughty Hanson & Co III	Secondary	2/2012	Europe	701,787
FTV IV, L.P.	Primary	12/2012 - 10/2013	North America	3,178,529
Green Equity Investors VI, L.P.	Primary	11/2012 - 10/2013	North America	1,638,094
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 10/2013	North America	-
HgCapital 7 C, L.P.	Primary	12/2013	Europe	688,222
HgCapital Mercury C, L.P.	Primary	12/2011 - 12/2013	Europe	312,442
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	145,987
Permira Europe I	Secondary	3/2012	Europe	73,973
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 12/2013	North America	1,448,656
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 9/2013	North America	1,028,093
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 12/2013	North America	591,829
SPC Partners V, L.P.	Primary	7/2012 - 12/2013	North America	1,039,979
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 12/2013	North America	7,795,439
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	1,104,386
Vision Capital Partners VII L.P.	Secondary	7/2012 - 6/2013	Europe	3,981,875
				39,360,796
Special Situations (10.26%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 10/2013	North America	2,639,939
Australasian Media & Communications Fund No. 2-A	Secondary	7/2012	Oceania	147,621
Australasian Media & Communications Fund No. 2-B	Secondary	7/2012	Oceania	147,621
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	-	North America	-
Royalty Opportunities S.àr.l.	Primary	8/2011 - 12/2013	Europe	2,597,981
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 2/2013	Oceania	490,435
				6,023,597
Venture Capital (22.41%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	42,015
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 8/2013	North America	235,586
Battery Ventures X, L.P.	Primary	6/2013 - 10/2013	North America	388,052
Boulder Ventures III, L.P.	Secondary	3/2012	North America	145,580
Columbia Capital Equity Partners II (Cayman), L.P.	Secondary	2/2012 - 12/2013	North America	862
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2013	North America	1,994,325
Francisco Partners, L.P.	Secondary	4/2012	North America	1,995,141
Intersouth Partners V, L.P.	Secondary	3/2012	North America	213,659
InterWest Partners IX, L.P.	Secondary	12/2011 - 11/2013	North America	2,145,846
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	696,682
InterWest Partners X, L.P.	Secondary	12/2011 - 8/2013	North America	947,371
JK&B Capital III, L.P.	Secondary	4/2012 - 7/2012	North America	97,362
Lightspeed China Partners I, L.P.	Primary	5/2012 - 12/2013	North America	748,533
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 12/2013	North America	1,961,436
MPM BioVentures II-QP, L.P.	Secondary	2/2012 - 5/2012	North America	268,927
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	354,816
Sofinnova Capital III FCPR	Secondary	2/2012	Europe	11,036
Sofinnova Venture Partners V, L.P.	Secondary	4/2012	North America	99,856
Trinity Ventures XI, L.P.	Primary	4/2013 - 11/2013	North America	707,769
Tudor Ventures II L.P.	Secondary	4/2012 - 12/2013	North America	101,316
				13,156,170

Total Investments in Portfolio Funds (cost $46,293,498) (99.73%)				58,540,563
Other Assets & Liabilities (Net) (0.27%)				156,699
Members' Equity - Net Assets (100.00%)				$58,697,262

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2013 aggregated $46,293,498. Total fair value of illiquid and restricted securities at December 31, 2013 was $58,540,563 or 99.73% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at December 31, 2013, for federal income tax purposes aggregated $42,951,191. The net unrealized appreciation for federal income tax purposes was estimated to be $15,589,372. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $17,670,148 and $2,080,776, respectively.
(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Change of Investment Adviser

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America and a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Company and provided management services to the Fund. Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Investment Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company (the “Advisory Agreement”). The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers (the “Board”) on November 25, 2013. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

MLAI is registered as an investment adviser under the Advisers Act and is an indirect wholly-owned subsidiary of Bank of America. The Reorganization was intended to facilitate the consolidation of multiple investment advisory entities within Bank of America.

Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds the (“Portfolio Funds”) and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Company follows the authoritative guidance under accounting principles generally accepted in the United States of America (“GAAP”) for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive if the Company were able to sell its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of December 31, 2013.

	Level 1	Level 2	Level 3	Total

Assets:
Buyout/Growth	$-	$-	$39,360,796	$39,360,796
Special Situations	-	-	6,023,597	6,023,597
Venture Capital	-	-	13,156,170	13,156,170

Totals	$-	$-	$58,540,563	$58,540,563

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the capital balance reported by the Portfolio Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Portfolio Funds and the fair value of the Portfolio Funds’ investment portfolio or other assets and liabilities. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and supervised by the Board on a quarterly basis.

Significant Unobservable Inputs

At December 31, 2013, the Company had investments in Portfolio Funds valued at $58,540,563. The fair value of investments valued at $57,270,255 in the Company's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds. The fair value of the investment valued at $1,270,308 in the Company’s Schedule of Investments have been valued at the net asset value reported by the managers of the Portfolio Funds, adjusted to account for differences in the basis of accounting utilized by the Portfolio Funds and GAAP.

The following table includes a roll-forward of the amounts for the year ended December 31, 2013 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Buyout/Growth	Special Situations	Venture Capital	Total
Balance as of April 1, 2013	$29,820,408	$3,757,373	$8,270,535	$41,848,316

Net change in unrealized appreciation on investments	6,690,502	245,551	(136,592)	6,799,461
Net realized gain on investments	1,272,737	46,859	1,432,827	2,752,423
Contributions	8,091,982	2,698,749	5,145,752	15,936,483
Distributions	(6,514,833)	(724,935)	(1,556,352)	(8,796,120)
Balance as of December 31, 2013	$39,360,796	$6,023,597	$13,156,170	$58,540,563

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $6,799,461.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

Additional information on the investments can be found in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Private Markets Fund II (TE), LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	March 3, 2014

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	March 3, 2014